REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of receivables, contract assets and contract liabilities from contracts with customer

	December 31,
	2019	2018
Receivables	35,019	28,097
Contract assets	149	105
Total assets	35,168	28,202
Less current portion	(31,611)	(28,192)
Total non-current assets	3,557	10
Contract liabilities	(21,307)	(22,155)
Thereof:
Mobile and fixed telecommunication services	(18,849)	(20,094)
Other services	(2,115)	(1,741)
Loyalty programme	(343)	(320)
Total liabilities	(21,307)	(22,155)
Less current portion	20,718	21,597
Total non-current liabilities	(589)	(558)

Schedule of changes in the contract liabilities

	2019	2018

Balance as of January 1	(22,155)	(18,461)

Revenue recognised that was included in the contract liability balance at the beginning of the period	19,951	10,999
Increase due to cash received, excluding amount recognised as revenue during the period	(22,659)	(14,390)
Disposal of VF Ukraine	3,556	—
Business combinations	—	(303)
Balance as of December 31	(21,307)	(22,155)

Schedule of revenue related to performance obligations and transaction price that are unsatisfied

	2020	2021-2025	2026-2030	After 2030	Total
Mobile telecommunication services	18,260	581	8	—	18,849
Other services	2,115	—	—	—	2,115
Loyalty programme	343	—	—	—	343

	2020	2021-2025	2026-2030	After 2030	Total

Telecommunication services	2,398	3,986	151	119	6,654
Integration services	174	181	—	—	355
Sale of goods	2,026	2,917	—	—	4,943

Schedule of capitalized cost to obtain and fulfill contracts

	December 31,
	2019	2018
Cost to obtain contracts
Gross book value	13,635	23,360
Accumulated amortization	(6,394)	(16,343)

Cost to fulfill contracts
Gross book value	2,918	2,180
Accumulated amortization	(1,221)	(566)